Net Loss Per Share - Schedule of Computation of Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to PPDai Group Inc.	¥ 1,082,983	$ 166,452	¥ 501,490	¥ (72,140)
Accretion on preferred shares to redemption value	(3,073,471)	$ (472,384)	(562,022)	(108,792)
Net loss attributable to ordinary shareholders-Basic and diluted | ¥	¥ (1,990,488)		¥ (60,532)	¥ (180,932)
Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding. | shares	779,804,270	779,804,270	665,000,000	665,000,000
Basic loss per share	¥ (2.5525)		¥ (0.091)	¥ (0.2721)
Diluted loss per share	¥ (2.5525)		¥ (0.091)	¥ (0.2721)
Series A Convertible Redeemable Preferred Shares
Numerator:
Accretion on preferred shares to redemption value	¥ (1,237,274)	$ (190,166)	¥ (236,662)	¥ (53,526)
Series B Convertible Redeemable Preferred Shares
Numerator:
Accretion on preferred shares to redemption value	(905,861)	(139,228)	(171,106)	(39,029)
Series C Convertible Redeemable Preferred Shares
Numerator:
Accretion on preferred shares to redemption value	¥ (930,336)	$ (142,990)	¥ (154,254)	¥ (16,237)
American Depositary Shares
Denominator:
Basic loss per share	¥ (12.7627)		¥ (0.4551)	¥ (1.3605)
Diluted loss per share	¥ (12.7627)		¥ (0.4551)	¥ (1.3605)